Accounts payable and other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of maturity analysis for liabilities
Year ended December 31, 2021

	Maturity
($000s)	Less than 3 months	3-6 months	6-12 months	1-5 years	Total
Non-current lease liabilities	$—	$—	$—	$11	$11
Accounts payable	685	—	—	—	685
Current lease liabilities	132	107	123	—	362
Other liabilities	1,640	251	588	371	2,850

	$2,457	$358	$711	$382	$3,908

Year ended December 31, 2020

	Maturity
($000s)	Less than 3 months	3-6 months	6-12 months	1-5 years	Total
Non-current lease liabilities	$—	$—	$—	$327	$327
Accounts payable	631	—	—	—	631
Current lease liabilities	214	187	330	—	731
Other liabilities	1,619	121	527	—	2,267

	$2,464	$308	$857	$327	$3,956